Reverse Recapitalization (Tables)	6 Months Ended
Oct. 13, 2024
Reverse Recapitalization [Abstract]
Schedule Of Reverse Recapitalization
The number of shares of New Pinstripes Class A Common Stock issued immediately following the consummation of the Reverse Capitalization was as follows:

Shares
Legacy Pinstripes stockholders(1)	33,449,433
Banyan stockholders(2)	3,697,203
Series I Investors	2,721,400
Other	50,000
Total shares of New Pinstripes Class A Common Stock outstanding immediately following the Reverse Recapitalization	39,918,036
(1) Excludes the 5,000,000 Target Earnout Shares and the 4,000,000 EBITDA Earnout shares subject to forfeiture if the achievement of certain targets is not met.
(2) Includes the 1,018,750 shares of New Pinstripes Class A Common Stock to certain investors in Banyan who agreed not to redeem their respective shares of Banyan Class A Common Stock in connection with Banyan’s extension meeting held on April 21, 2023 and excludes the 1,830,000 Sponsor Earnout Shares subject to forfeiture if the achievement of certain targets is not met.
The number of shares of New Pinstripes Common Stock issued immediately following the consummation of the Reverse Capitalization was as follows:

Shares
Legacy Pinstripes stockholders(1)	33,449,433
Banyan stockholders(2)	3,697,203
Series I Investors	2,721,400
Other	50,000
Total shares of New Pinstripes Common Stock outstanding immediately following the Reverse Recapitalization	39,918,036
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(1)Excludes the 5,000,000 Target Earnout Shares and the 4,000,000 EBITDA Earnout shares subject to forfeiture if the achievement of certain targets is not met.
(2)Includes the 1,018,750 shares of Class A Common Stock to certain investors in Banyan who agreed not to redeem their respective shares of Banyan Class A Common Stock in connection with Banyan’s extension meeting held on April 21, 2023 and excludes the 1,830,000 Sponsor Earnout Shares subject to forfeiture if the achievement of certain targets is not met.